Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL SELECT FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 01, 2019
MassMutual Select T. Rowe Price Retirement 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Select T. Rowe Price Retirement 2015 Fund
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

MassMutual Select T. Rowe Price Retirement 2015 Fund

(the “Funds”)

Supplement dated March 20, 2019 to the

Prospectus dated February 1, 2019

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information replaces similar information for the MassMutual Select T. Rowe Price Retirement 2015 Fund found on page 27 under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of the date of this supplement. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).

Stock Funds	48.50%
MM S&P 500 Index	18.63%
MM Select T. Rowe Price Large Cap Blend	6.20%
MM Select T. Rowe Price Small and Mid Cap Blend	7.43%
MM Select T. Rowe Price International Equity	13.82%
MM Select T. Rowe Price Real Assets	2.42%
Bond Funds	51.50%
MM Select T. Rowe Price Bond Asset	22.81%
T. Rowe Price Dynamic Global Bond	3.80%
MM Select T. Rowe Price U.S. Treasury Long-Term	3.57%
T. Rowe Price Institutional High Yield	2.19%
T. Rowe Price High Yield	0.94%
T. Rowe Price Institutional Floating Rate	0.78%
MM Select T. Rowe Price Emerging Markets Bond	3.91%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond	13.50%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE